Change of Functional Currency and Presentation Currency - Statement of Financial Position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CLP ($)
CURRENT ASSETS
Cash and cash equivalents	$ 461,924	$ 384,761		$ 642,206			$ 1,022,613
Other current financial assets	982	19,588		77,226
Other current non-financial assets	172,555	153,708		114,576
Trade and other receivables, current	1,386,241	1,495,258		1,652,333
Current receivables due from related parties	61,811	42,935		57,317
Inventories	68,121	65,400		66,994
Current tax assets	87,453	80,506		92,479
TOTAL CURRENT ASSETS	2,239,087	2,242,156		2,703,131
NON-CURRENT ASSETS
Other non-current financial assets	24,070	4,663		13,228
Other non-current non-financial assets	14,486	149,126		271,792
Trade and other non-current receivables	1,105,384	1,163,370		1,030,279
Investments accounted for using the equity method	46,468	32,820		28,906
Intangible assets other than goodwill	292,790	294,391		222,329
Goodwill	902,193	892,402		1,008,374
Property, plant, and equipment	7,763,436	7,579,693		7,809,860
Investment property	7,930	7,201		8,369
Right-of-use assets	379,863	273,579		306,745
Deferred tax assets	127,952	125,685		88,551
TOTAL NON-CURRENT ASSETS	10,664,572	10,522,930		10,788,433
TOTAL ASSETS	12,903,659	12,765,086		13,491,564
CURRENT LIABILITIES
Other current financial liabilities	322,082	84,003		701,175	[1]
Current lease liabilities	41,518	26,982		27,520	[1]
Trade and other payables, current	1,533,475	1,535,871		1,669,660	[1]
Current payables to related entities	371,919	299,362		527,383	[1]
Other current provisions	30,702	51,534		28,676	[1]
Current tax liabilities	110,030	189,742		182,537	[1]
Other current non-financial liabilities	63,610	63,964		48,380	[1]
TOTAL CURRENT LIABILITIES	2,473,336	2,251,458		3,185,331	[1]
NON-CURRENT LIABILITIES
Other non-current financial liabilities	2,170,328	2,382,396		2,171,325	[1]
Non-current lease liabilities	368,679	268,670		278,097	[1]
Trade and other payables non-current	985,569	969,504		678,966	[1]
Non-current payables to related parties	861,531	1,019,514		1,179,760	[1]
Other non-current provisions	214,175	216,031		241,245	[1]
Deferred tax liabilities	200,452	208,635		196,681	[1]
Non-current provisions for employee benefits	64,058	65,831		71,621	[1]
Other non-current non-financial liabilities	16,024	37,745		60,676	[1]
Total non-current liabilities	4,880,816	5,168,326		4,878,371	[1]
TOTAL LIABILITIES	7,354,152	7,419,784		8,063,702	[1]
EQUITY
Share and paid-in capital	3,895,895	5,964,284		5,964,284	[1]
Retained earnings	3,011,147	3,781,518		3,855,606	[1]
Other reserves	(1,731,173)	(4,769,387)		(4,750,937)	[1]		(4,474,626)
Equity attributable to shareholders of Enel Chile	5,175,869	4,976,415		5,068,953	[1]
Non-controlling interests	373,638	368,887		358,909	[1]
TOTAL EQUITY	5,549,507	5,345,302		5,427,862	[1]		$ 5,151,639
TOTAL EQUITY AND LIABILITIES	$ 12,903,659	$ 12,765,086		$ 13,491,564	[1]
As reported
CURRENT ASSETS
Cash and cash equivalents			$ 383,399,319			$ 563,291,290		$ 875,213,699
Other current financial assets			19,518,512			67,736,634
Other current non-financial assets			153,163,381			100,497,325
Trade and other receivables, current			1,489,965,233			1,449,294,549
Current receivables due from related parties			42,783,336			50,274,125
Inventories			65,168,573			58,761,879
Current tax assets			80,220,499			81,115,457
TOTAL CURRENT ASSETS			2,234,218,853			2,370,971,259
NON-CURRENT ASSETS
Other non-current financial assets			4,646,303			11,602,385
Other non-current non-financial assets			148,597,823			238,393,864
Trade and other non-current receivables			1,159,251,669			903,678,141
Investments accounted for using the equity method			32,703,763			25,353,785
Intangible assets other than goodwill			293,348,456			195,009,500
Goodwill			889,242,912			884,464,658
Property, plant, and equipment			7,552,861,067			6,850,184,820
Investment property			7,175,892			7,340,561
Right-of-use assets			272,610,975			269,052,555
Deferred tax assets			125,239,871			77,669,508
TOTAL NON-CURRENT ASSETS			10,485,678,731			9,462,749,777
TOTAL ASSETS			12,719,897,584			11,833,721,036
CURRENT LIABILITIES
Other current financial liabilities			83,705,578			615,014,915
Current lease liabilities			26,886,119			24,138,193
Trade and other payables, current			1,530,434,532			1,464,491,965
Current payables to related entities			298,301,928			462,578,466
Other current provisions			51,351,795			25,152,710
Current tax liabilities			189,070,151			160,107,212
Other current non-financial liabilities			63,737,298			42,434,883
TOTAL CURRENT LIABILITIES			2,243,487,401			2,793,918,344
NON-CURRENT LIABILITIES
Other non-current financial liabilities			2,373,962,103			1,904,512,941
Non-current lease liabilities			267,718,931			243,924,027
Trade and other payables non-current			966,072,117			595,534,857
Non-current payables to related parties			1,015,904,873			1,034,791,219
Other non-current provisions			215,266,701			211,600,686
Deferred tax liabilities			207,896,524			172,512,663
Non-current provisions for employee benefits			65,598,156			62,820,044
Other non-current non-financial liabilities			37,611,263			53,219,983
Total non-current liabilities			5,150,030,668			4,278,916,420
TOTAL LIABILITIES			7,393,518,069			7,072,834,764
EQUITY
Share and paid-in capital			3,882,103,470			3,882,103,470
Retained earnings			2,871,345,789			2,917,851,065
Other reserves			(1,794,650,838)			(2,353,874,617)
Equity attributable to shareholders of Enel Chile			4,958,798,421			4,446,079,918
Non-controlling interests			367,581,094			314,806,354
TOTAL EQUITY			5,326,379,515			4,760,886,272
TOTAL EQUITY AND LIABILITIES			$ 12,719,897,584			$ 11,833,721,036

[1]	See Note 3.